Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Schedule of Debt Securities, Available-for-Sale
The following table summarizes the fair value of fixed maturity investments:

	December 31, 2024
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$747.6	$2.1	$(3.1)	$746.6
Agencies	11.5	—	—	11.5
Non-U.S. government	46.6	0.1	(0.3)	46.4
Corporate bonds	1,906.3	10.9	(4.0)	1,913.2
Residential mortgage-backed	279.5	0.8	(1.2)	279.1
Commercial mortgage-backed	—	0.4	—	0.4
Other asset-backed securities	412.3	2.3	(0.2)	414.4
Total fixed maturity securities	$3,403.8	$16.6	$(8.8)	$3,411.6

	December 31, 2023
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$692.4	$4.1	$(9.8)	$686.7
Agencies	16.2	0.1	(0.1)	16.2
Non-U.S. government	77.6	0.2	(1.8)	76.0
Corporate bonds	1,798.4	14.7	(25.8)	1,787.3
Residential mortgage-backed	192.0	2.0	(5.8)	188.2
Commercial mortgage-backed	53.1	—	(2.0)	51.1
Other asset-backed securities	441.7	1.3	(3.6)	439.4
Total fixed maturity securities	$3,271.4	$22.4	$(48.9)	$3,244.9
The composition of the fair values of fixed maturity securities by credit rating is as follows:

	December 31, 2024		December 31, 2023
	Fair Value	%	Fair Value	%
AAA	$399.4	12%	$399.5	12%
AA	1,245.6	37%	1,119.0	35%
A	1,270.9	37%	1,145.8	35%
BBB	453.1	13%	573.6	18%
Below BBB	42.6	1%	7.0	—%
Total fixed maturity securities	$3,411.6	100%	$3,244.9	100%
The contractual maturities for fixed maturity securities are listed in the following table:

	December 31, 2024		December 31, 2023
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$147.9	$147.6	$566.7	$555.9
Due after one year through five years	2,141.2	2,149.8	2,130.3	2,119.5
Due after five years through ten years	767.7	766.7	255.5	256.0
Due after ten years	347.0	347.5	318.9	313.5
Total fixed maturity securities	$3,403.8	$3,411.6	$3,271.4	$3,244.9
The Group’s short-term investments consist of U.S. Treasuries, corporate bonds and other asset-backed securities with maturities of 90 days or greater but less than one year at the time of purchase:

	December 31, 2024
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$220.5	$0.2	$—	$220.7
Corporate bonds	1.1	—	—	1.1
Other asset-backed securities	0.3	—	—	0.3
Total short-term investments	$221.9	$0.2	$—	$222.1

	December 31, 2023
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$49.0	$—	$—	$49.0
Total short-term investments	$49.0	$—	$—	$49.0
The composition of the fair values of short-term investments by credit rating is as follows:

	December 31, 2024		December 31, 2023
	Fair Value	%	Fair Value	%
AAA	$0.3	—%	$—	—%
AA	220.7	100%	49.0	100%
BBB	0.2	—%	—	—%
Below BBB	0.9	—%	—	—%
Total short-term investments	$222.1	100%	$49.0	100%

Schedule of Debt Securities, Available-for-Sale, Unrealized Loss Position, Fair Value
The following table summarizes, by type of security, the aggregate fair value and gross unrealized loss by length of time the security has been in an unrealized loss position for the Group’s available-for-sale portfolio:

	December 31, 2024
		0 - 12 months	> 12 months
	Fair value	Gross unrealized losses	Gross unrealized losses	Number of securities
U.S. Treasuries	$307.6	$(2.8)	$(0.3)	48
Agencies	4.0	—	—	2
Non-U.S. government	23.7	(0.1)	(0.2)	11
Corporate bonds	543.6	(3.4)	(0.6)	310
Residential mortgage-backed	91.9	(1.1)	(0.1)	35
Other asset-backed securities	64.7	(0.2)	—	25
Total	$1,035.5	$(7.6)	$(1.2)	431

	December 31, 2023
		0 - 12 months	> 12 months
	Fair value	Gross unrealized losses	Gross unrealized losses	Number of securities
U.S. Treasuries	$362.2	$(0.2)	$(9.6)	52
Agencies	5.9	—	(0.1)	5
Non-U.S. government	51.3	—	(1.8)	29
Corporate bonds	894.8	(0.9)	(24.9)	527
Residential mortgage-backed	84.3	(0.2)	(5.6)	54
Commercial mortgage-backed	43.2	(0.1)	(1.9)	23
Other asset-backed securities	208.2	(0.3)	(3.3)	74
Total	$1,649.9	$(1.7)	$(47.2)	764

Schedule of Debt Securities, Available-for-Sale, Allowance for Credit Loss
The following table provides a roll forward of the allowance for expected credit losses of the Group’s securities classified as available-for-sale:

	2024	2023	2022
Balance at beginning of year	$1.3	$1.1	$2.2
Expected credit losses on securities where credit losses were not previously recognized	7.3	4.1	—
Reductions for expected credit losses on securities where credit losses were previously recognized	(2.4)	(3.5)	(1.1)
Securities sold/redeemed/matured	(0.3)	(0.4)	—
Balance at end of year	$5.9	$1.3	$1.1

Schedule of Other Investments Not Readily Marketable
The components of our other investments, at fair value are as follows:

	December 31, 2024		December 31, 2023
	Fair Value	%	Fair Value	%
Hedge funds valued at net asset value per share	201.0	100%	0.6	1%
Wellington Funds	$—	—%	$46.9	99%
Total other investments at fair value	$201.0	100%	$47.5	100%
The composition of our hedge fund investments by investment strategy is as follows:

	December 31, 2024		December 31, 2023
	Fair Value	%	Fair Value	%
Credit	$22.3	12%	$0.6	100%
Global macro	44.8	22%	—	—%
Long/short	44.9	22%	—	—%
Multi-strategy and event-driven	89.0	44%	—	—%
	$201.0	100%	$0.6	100%

Schedule of Investment Income
The components of net investment return are as follows:

	2024	2023	2022
Net interest and dividend income	$195.8	$123.5	$44.0
Investment expenses	(5.3)	(4.0)	(3.3)
Net investment income	190.5	119.5	40.7
Net realized losses on fixed maturity securities, available-for-sale	(24.7)	(0.7)	(2.5)
Net realized gains/(losses) on other investments	(0.1)	2.1	27.6
Net realized gains/(losses) on interest rate contracts	—	—	(20.3)
Change in net unrealized gains/(losses) on fixed maturity securities, trading	—	—	(0.5)
Change in net unrealized gains/(losses) on other investments	0.8	3.7	(39.8)
Change in net unrealized gains on interest rate contracts	—	—	0.7
Change in provision for expected credit losses	(4.6)	(0.2)	1.1
Net realized and unrealized investment gains/(losses)	(28.6)	4.9	(33.7)
Total realized and unrealized investments gains/(losses) and net investment income	$161.9	$124.4	$7.0